Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of company’s major subsidiaries and VIEs
Name of subsidiaries and VIE	Date of establishment	Place of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Wholly owned subsidiaries of the Company:
Lianwai Investment Co., Ltd. (“Lianwai investment”)	Established on September 11, 2018	BVI	100%	Investment holding
Hong Kong Mengxiang Education Development Group Limited (“HK Mengxiang”)	Established on September 20, 2018	Hong Kong	100%	Investment holding
Zhejiang Mengxiang Consulting Services Co., Ltd. (“Liandu WFOE”)	Established on October 10, 2018	PRC	100%	Investment holding
Zhejiang Lishui Xianke Agricultural Products Distribution Co., Ltd. (“Lishui Xianke”)	Established on August 13, 2020	PRC	100%	Operation of food procurement
Hangzhou Youxi Information Technology Co., Ltd. (“Youxi Software”)	Established on December 14, 2018	PRC	100%	Information technology development
Variable Interest Entities (“VIEs”)
Zhejiang Lishui Mengxiang Education Development Company Limited (“Lishui Mengxiang VIE”)	Established on August 20, 2001	PRC	100%	Operation of Liandu Foreign Language School
Qingtian Overseas Chinese International School (“Qingtian International School”)	Established on August 1, 2019	PRC	100%	Operation of high school

Schedule of consolidated financial statements
	As of December 31,
	2020	2021
	RMB	RMB	US$ (Note 2(g))
ASSETS
Current assets:
Cash and cash equivalents	398,952	1,453,323	228,058
Amounts due from inter-company entities	62,261,945	51,536,540	8,087,208
Prepayments and other current assets	6,140	100,990,604	15,847,630
Current assets belong to discontinued operation	265,798,189	—	—
Total current assets	328,465,226	153,980,467	24,162,896

Non-current assets:
Property and equipment, net	162,463,014	164,037,622	25,741,082
Land use rights	37,720,475	36,767,329	5,769,596
Intangible assets	11,667	6,667	1,046
Goodwill	—	26,644,407	4,181,089
Non-current assets belong to discontinued operation	41,482,375	—	—
Total non-current assets	241,677,531	227,456,025	35,692,813
Total assets	570,142,757	381,436,492	59,855,709
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Short-term borrowings	24,895,606	77,000,000	12,082,980
Accounts payable	600,000	741,169	116,306
Deferred revenue, current	10,000	1,204,033	188,939
Salary and welfare payable	263,232	2,007,834	315,073
Amounts due to related parties	719,400	323,400	50,749
Tax payable	237,473	628,081	98,560
Amount due to inter-company entities	—	16,754,595	2,629,162
Accrued liabilities and other current liabilities	3,710,356	16,708,810	2,621,977
Amounts due to Affected Entity, current	254,151,621	288,261,447	45,234,510
Current liabilities belong to discontinued operation	62,799,191	—	—

Total current liabilities	347,386,879	403,629,369	63,338,256

Non-current liabilities
Non-current liabilities belong to discontinued operation	412,593	—	—

Total non-current liabilities	412,593	—	—

Total liabilities	347,799,472	403,629,369	63,338,256

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2(g))
Net revenues from continuing operations	13,431,603	17,070,602	20,112,033	3,156,017
Net revenues from discontinued operation	148,029,606	154,160,699	102,006,339	16,007,021
Net income/(loss) from continuing operations	4,872,678	7,894,293	(467,382)	(73,342)
Net income/(loss) from discontinued operation	42,438,138	29,638,700	(244,068,780)	(38,299,718)
Net cash provided by operating activities	58,830,470	47,477,961	29,764,431	4,670,688
Net cash (used in)/provided by investing activities	(34,739,000)	19,424,757	(153,593,942)	(24,102,241)
Net cash (used in)/provided by financing activities	(1,961,532)	(81,928,356)	115,671,061	18,151,314
Net increase/(decrease) in cash and cash equivalents	22,129,938	(15,025,638)	(8,158,450)	(1,280,239)